Pension, Savings, And Other Employee Benefits (Schedule of Plans' Benefit Obligations And Plan Assets)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,438,790,000	$ 1,385,572,000
Other liabilities	(635,306,000)	(649,359,000)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	859,853,000	693,716,000
Service cost	40,000	56,000	$ 63,000
Interest cost	36,424,000	34,915,000	32,361,000
Actuarial (gain)/loss	(49,919,000)	157,619,000
Actual benefits paid	(29,869,000)	(27,462,000)
Gain due to curtailment	0	0
Special termination benefits	0	1,009,000
Benefit obligation, end of year	816,529,000	859,853,000	693,716,000
Fair value of plan assets, beginning of year	695,549,000	640,605,000
Actual return on plan assets	(31,699,000)	78,491,000
Employer contributions	4,188,000	3,915,000
Actual benefits paid - settlement payments	0	0
Actual benefits paid - other payments	(29,869,000)	(27,462,000)
Fair value of plan assets, end of year	638,169,000	695,549,000	640,605,000
Funded status of the plans - underfunded	(178,360,000)	(164,304,000)
Other assets	0	0
Other liabilities	(178,360,000)	(164,304,000)
Net asset/(liability) at end of year	(178,360,000)	(164,304,000)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	35,328,000	38,464,000
Service cost	146,000	207,000	460,000
Interest cost	1,413,000	1,754,000	2,033,000
Actuarial (gain)/loss	(2,393,000)	(3,293,000)
Actual benefits paid	(1,057,000)	(1,804,000)
Gain due to curtailment	(271,000)	0
Special termination benefits	0	0
Benefit obligation, end of year	33,166,000	35,328,000	38,464,000
Fair value of plan assets, beginning of year	16,639,000	16,360,000
Actual return on plan assets	(169,000)	973,000
Employer contributions	715,000	1,110,000
Actual benefits paid - settlement payments	(1,057,000)	(1,804,000)
Actual benefits paid - other payments	0	0
Fair value of plan assets, end of year	16,128,000	16,639,000	$ 16,360,000
Funded status of the plans - underfunded	(17,038,000)	(18,689,000)
Other assets	12,679,000	11,882,000
Other liabilities	(29,717,000)	(30,571,000)
Net asset/(liability) at end of year	$ (17,038,000)	$ (18,689,000)